Statement of Operations - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 31, 2018	Apr. 30, 2019	Apr. 30, 2019
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
Payroll, consulting and professional fees	12,800
Rent		7,681	15,362
Selling, general and administrative		1,778	1,793
Depreciation and amortization
Cost of Device Units
Operating expenses	12,800	9,459	17,155
NET LOSS BEFORE OTHER INCOME (EXPENSE)	(12,800)	(9,459)	(17,155)
OTHER INCOME
LOSS BEFORE INCOME TAXES	(12,800)	(9,459)	(17,155)
INCOME TAXES
NET LOSS	$ (12,800)	$ (9,459)	$ (17,155)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC & DILUTED		3,518,571	3,497,687
NET INCOME (LOSS) PER SHARE - BASIC & DILUTED		$ (0.00)	$ (0.00)